Segment Reporting - Schedule of Reportable Segments (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Revenue
Total revenue	$ 20,358,867	RM 83,013,286	RM 55,465,994
Cost of Sales
Total cost of sales	(18,239,682)	(74,372,301)	(49,602,598)
Total gross profit	2,119,185	8,640,985	5,863,396
(Loss)/profit from operations before income tax	536,284	2,186,702	(480,184)
Total assets of reportable segments	63,458,187			RM 258,750,756	RM 189,748,600
Consolidated total assets	63,458,187			258,750,756	189,748,600
Total liabilities of reportable segments	52,933,596			215,836,738	159,492,241
Consolidated total liabilities	52,933,596			215,836,738	159,492,241
Large Scale Solar Contract Services [Member]
Revenue
Total revenue	15,877,480	64,740,421	31,310,177
Cost of Sales
Total cost of sales	(14,751,197)	(60,148,005)	(28,708,507)
Commercial & Industrial Contract Services [Member]
Revenue
Total revenue	3,321,619	13,543,902	21,648,404
Cost of Sales
Total cost of sales	(2,440,572)	(9,951,432)	(18,632,087)
Large Scale Solar Sales of Goods [Member]
Revenue
Total revenue	475,781	1,940,000
Commercial & Industrial Sales of Goods [Member]
Revenue
Total revenue	683,987	2,788,963	2,507,413
Cost of Sales
Total cost of sales	(1,047,913)	(4,272,864)	(2,262,004)
Large Scale Solar Gross profit [Member]
Cost of Sales
Total gross profit	1,602,064	6,532,416	2,601,670
Commercial & Industrial Gross profit [Member]
Cost of Sales
Total gross profit	517,121	2,108,569	3,261,726
Selling and administrative expenses [Member]
Cost of Sales
(Loss)/profit from operations before income tax	(1,582,901)	(6,454,283)	(6,127,228)
Selling and administrative expenses to related parties [Member]
Cost of Sales
(Loss)/profit from operations before income tax			RM (216,352)
Large Scale Solar segment [Member]
Cost of Sales
Total assets of reportable segments	23,326,212			95,112,630	48,822,485
Total liabilities of reportable segments	5,505,567			22,448,950	8,255,741
Commercial & Industrial segment [Member]
Cost of Sales
Total assets of reportable segments	9,684,542			39,488,720	38,476,543
Total liabilities of reportable segments	2,530,113			10,316,536	12,149,110
Reportable segments [Member]
Cost of Sales
Total assets of reportable segments	33,010,754			134,601,350	87,299,028
Total liabilities of reportable segments	8,035,680			32,765,486	20,404,851
Corporate and others [Member]
Cost of Sales
Consolidated total assets	30,447,433			124,149,406	102,449,572
Consolidated total liabilities	$ 44,897,916			RM 183,071,252	RM 139,087,390